Interim condensed consolidated statement of profit or loss - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Interim condensed consolidated statement of profit or loss
Revenue from contracts with customers	$ 108,391,346	$ 119,898,794
Cost of sales	(64,871,173)	(65,458,241)
Gross profit	43,520,173	54,440,553
Administration expenses	(3,360,989)	(2,844,627)
Operation and project expenses	(3,915,872)	(2,833,523)
Impairment of non-current assets	(11,125)	(5,516)
Other operating expenses	(89,688)	(302,671)
Operating income	36,142,499	48,454,216
Financial results
Financial income	1,784,771	887,398
Financial expenses	(7,770,455)	(5,875,877)
Foreign exchange gain (loss)	1,806,158	(377,527)
Financial result	(4,179,526)	(5,366,006)
Share of profits of associates and joint ventures	606,332	656,680
Profit before income tax expense	32,569,305	43,744,890
Income tax expense	(11,476,872)	(16,214,065)
Net profit for the period	21,092,433	27,530,825
Net profit attributable to:
Owners of parent	17,637,678	24,770,909
Non-controlling interest	3,454,755	2,759,916
Net profit	$ 21,092,433	$ 27,530,825
Basic earnings per share (Colombian pesos)	$ 429.0	$ 602.5
Diluted earnings per share (Colombian pesos)	$ 429.0	$ 602.5